401(k) SAVINGS PLAN	12 Months Ended
Dec. 31, 2011
401(k) SAVINGS PLAN

11. 401(k) SAVINGS PLAN

On April 1, 2007, the Company adopted a 401(k) savings plan (the “401(k) Plan”) for the benefit of its employees. Under the 401(k) Plan the Company is required to make contributions equal to 3% of eligible compensation for each eligible employee whether or not the employee contributes to the 401(k) Plan. The Company recorded compensation expenses of $0, $0 and $21,947 for the years ended December 31, 2011 and 2010 and for the cumulative period from August 1, 2005 (inception) through December 31, 2011, respectively. As of December 31, 2011, the Company has fully funded the 401(k) Plan.